Intangible Assets And Goodwill (Details)	Oct. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Indefinite lived intangible assets and goodwill	$ 399,338
Grower Licenses [Member]
IfrsStatementLineItems [Line Items]
Indefinite lived intangible assets and goodwill	154,000
Goodwill [member]
IfrsStatementLineItems [Line Items]
Indefinite lived intangible assets and goodwill	$ 245,338